Redwood Fund | Prospectus Class NAV Shares
REDWOOD FUND
Investment Objective
The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Redwood Fund Prospectus Class NAV Shares Class NAV
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management fee	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses
Redwood Fund Prospectus Class NAV Shares Class NAV	1.10%	none	0.06%	1.16%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Redwood Fund Prospectus Class NAV Shares Class NAV	118	368	638	1,409

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
The fund seeks to achieve its objective, under normal circumstances, by primarily investing in in-the-money (ITM) options (buy-writes) on U.S. equities and writing out-of-the-money put options on U.S. equities. Buy-writes represent the combination of a long U.S. equity position and the sale of a call option against that equity position. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for protection down to a fundamentally derived estimate of “intrinsic value,” as described below; attractive potential return relative to risk; and an appropriate correlation between the time to expiration and the estimate of intrinsic value.

Based on fundamental research, the portfolio managers estimate the potential downside volatility (the “intrinsic value” level) of each equity security under consideration for the fund’s buy-write portfolio. The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the fund sells varies. The fund may also write (sell) in-the-money call options on equity indexes and/or exchange-traded funds and may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options). With respect to any long equity position held by the fund, the fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure. However, with respect to any naked call option exposure, the fund will segregate liquid assets in an amount equal to its daily exposure under the contract or enter into offsetting positions.

When writing out-of-the-money put options, the fund typically sets the strike price at or below the estimated intrinsic value level of the securities on which the options are written. The fund may also sell naked out-of-the money puts to achieve the same goals as a buy-write. The fund’s written put options will be “naked” because the fund will not hold a covering short position in the underlying security during the term of the option.

The issuers of equity securities purchased by the fund will primarily have market capitalizations in excess of $2 billion. The fund may invest in companies located both within or outside the United States (including companies organized or headquartered in emerging market countries). The fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The fund may invest in initial public offerings (IPOs) and in exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In addition to the use of written option contracts under its ITM buy-write strategy, the fund may utilize foreign currency exchange contracts, other options, stock index futures contracts, other futures and forward contracts, swap agreements, variance swaps, convertibles and reverse convertibles and other derivative instruments for hedging purposes or to enhance return.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.
High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Market developments risk  Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.